EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2025	2024

Numerator (basic) - Net income attributable to RCI shareholders for the year	6,894	1,734

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	540	534
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	1

Weighted average number of shares outstanding - diluted	541	535

Earnings per share attributable to RCI shareholders:
Basic	$12.77	$3.25
Diluted	$12.74	$3.20